GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of goodwill and other intangible assets
Goodwill and other intangible assets consisted of the following (in thousands):

	March 31, 2021			December 31, 2020
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Other intangible assets subject to amortization
Customer relationships (useful life of 5 to 10 years)	$107,891	$(5,525)	$102,366	$50,877	$(3,020)	$47,857
Tradenames (useful life of 25 years)	174,416	(3,637)	170,779	128,155	(2,185)	125,970
Total	$282,307	$(9,162)	$273,145	$179,032	$(5,205)	$173,827
Other intangible assets not subject to amortization
Product formulations			10,700			10,700
Total other intangible assets, net			283,845			184,527
Goodwill			236,895			153,537
Total goodwill and other intangible assets			$520,740			$338,064

Goodwill and other intangible assets consisted of the following (in thousands):

	(Successor)			(Predecessor)
	December 31, 2020			December 31, 2019
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Other intangible assets subject to amortization
Customer relationships (useful life of 5 to 10 years)	$50,877	$(3,020)	$47,857	$105,000	$(38,731)	$66,269
Tradenames (useful life of 25 years)	128,155	(2,185)	125,970	95,055	(19,939)	75,116
Total	$179,032	$(5,205)	$173,827	$200,055	$(58,670)	$141,385
Other intangible assets not subject to amortization
Product formulations			10,700			109,858
Total other intangible assets, net			184,527			251,243
Goodwill			153,537			130,870
Total goodwill and other intangible assets			$338,064			$382,113

Schedule of amortization expense
Amortization expense relating to amortizable intangible assets as of March 31, 2021 for the next five years is expected to be as follows (in thousands):

Remainder of 2021	$14,180
2022	18,907
2023	18,907
2024	18,907
2025	18,673
2026	18,453

Amortization expense relating to amortizable intangible assets as of December 31, 2020 for the next five years is expected to be as follows (in thousands):

2021	$11,195
2022	11,195
2023	11,195
2024	11,195
2025	10,961